TFT3 P-3
                       SUPPLEMENT DATED SEPTEMBER 22, 2006
                 TO THE TO THE PROSPECTUS DATED JULY 1, 2006 OF
                             FRANKLIN TAX FREE TRUST
(FRANKLIN ARIZONA TAX-FREE INCOME FUND, FRANKLIN COLORADO TAX-FREE INCOME FUND, FRANKLIN CONNECTICUT TAX-FREE INCOME FUND, FRANKLIN DOUBLE TAX-FREE INCOME FUND,
    FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND, FRANKLIN FEDERAL LIMITED-TERM TAX-FREE INCOME FUND, FRANKLIN HIGH YIELD TAX-FREE INCOME FUND,
FRANKLIN NEW JERSEY TAX-FREE INCOME FUND, FRANKLIN OREGON TAX-FREE INCOME FUND,
                   FRANKLIN PENNSYLVANIA TAX-FREE INCOME FUND)

The prospectus is amended as follows:
I. The following table has been added to the "Fees and Expenses -
SHAREHOLDER FEES" section on page 24:


                         Federal
                         Limited-   High Yield New Jersey  Oregon   Pennsylvania
Advisor Class            Term Fund     Fund      Fund      Fund         Fund
------------------------------------------------------------------------------
 Maximum sales charge
(load) as a percentage of
  offering price              --       None       --        --           --
  Load imposed on purchases   --       None       --        --           --
  Maximum deferred sales
charge (load)                 --       None       --        --           --

 Redemption fee on shares
 sold within 7 calendar days
 following their purchase
 date/3                       --       2.00%      --        --           --

               Please keep this supplement for future reference.